SEI Institutional Managed Trust
Form N-CEN
Item G.1.a.ii.  Provision for Financial Support
Fund: SIMT S&P 500 Index Fund
On May 29, 2020, SEI Investments Management
Corporation (SIMC), investment adviser to the SEI
Institutional Managed Trust S&P 500 Index Fund
(the Fund), made a capital contribution to the Fund in the amount of $221,168. The capital contribution offset the Funds performance deviation from its benchmark that resulted from an operational error.